Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Warrants - $ / shares		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)
Beginning balance, outstanding		51,465,978				5,813,804
Issued				59,747,574
Exercised (in Dollars per share)				$ (14,095,400)
Expired (in Dollars per share)
Ending balance, outstanding				51,465,978
2019 Public Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)			[1]			$ 230	[2]
Expiration Date				Jun. 19, 2024	[1]	Jun. 19, 2024	[2]
Beginning balance, outstanding	[2]	5,813,804				5,813,804
Issued			[1]		[2]
Exercised (in Dollars per share)			[1]		[2]
Expired (in Dollars per share)	[2]
Ending balance, outstanding	[2]			5,813,804
Pre-funded Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)	[3]					$ 0.002
Expiration Date	[3]					Jun. 29, 2027
Beginning balance, outstanding	[3]
Issued	[3]			14,095,400
Exercised (in Dollars per share)	[3]			$ (14,095,400)
Expired (in Dollars per share)	[3]
Ending balance, outstanding	[3]
Common Warrant [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)			[4]			$ 4.6	[5]
Expiration Date				Jun. 29, 2027	[4]	Jun. 29, 2027	[5]
Beginning balance, outstanding	[5]	43,478,261
Issued			[4]	43,478,261	[5]
Exercised (in Dollars per share)			[4]		[5]
Expired (in Dollars per share)	[5]
Ending balance, outstanding	[5]			43,478,261
Underwriter Warrants [Member]
Stockholders’ Equity (Deficit) (Details) - Schedule of Stock Warrants [Line Items]
Exercise Price (in Dollars per share)			[4]			$ 4.6	[5]
Expiration Date				Jun. 29, 2027	[4]	Jun. 29, 2027	[5]
Beginning balance, outstanding	[5]	2,173,913
Issued			[4]	2,173,913	[5]
Exercised (in Dollars per share)			[4]		[5]
Expired (in Dollars per share)	[5]
Ending balance, outstanding	[5]			2,173,913

[1]	The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.
[2]	The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.
[3]	A total of 14,095,400 Pre-funded Warrants were issued and exercised in exchange for 704,770 shares of Common Stock.
[4]	In connection with the PIPE Investment, the exercise price of the Common Warrants and Underwriter Warrants was reduced from $0.88 per shares to $0.37 per share and are exercisable for a combined amount of 2,282,609 shares of Common Stock at $0.37 per share or a ratio of 20 warrants for one share of Common Stock.
[5]	The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.